Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of goodwill
Retail and Mail Order Pharmacy
At December 31, 2022	$3,177
Effects of movements in exchange rates	(75)
At December 31, 2023	$3,102
Effects of movements in exchange rates	273
At December 31, 2024	$3,375